Schedule of Trade and other receivables (Details) - AUD ($)		Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Other receivable			$ 104,868
Share sale proceeds awaiting settlement Note 5	[1]	10,502,017
Trade and other receivables current assets		10,502,017	104,868
Prepayments		81,077	288,987	$ 217,351
GST receivable/payable		30,079	(65,061)
Trade and other receivables		$ 10,613,173	$ 328,794

[1]	The A$10,502,017 presents the proceeds awaiting settlement for the 6,600,000 Snow Lake shares that were sold.